Maxim public offering (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 $ / shares shares	Aug. 03, 2020 $ / shares
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues	$ 7,642,000	$ 597,000
Shares Issued, Price Per Share | $ / shares					$ 3.25
Maxim
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues			$ 5,600,000
Shares Issued, Price Per Share	$ 1.25		$ 1.25
Warrant, Outstanding | shares	224,000		224,000	224,000
Exercise Price of Warrants | $ / shares				$ 1.375
Proceeds from Issuance or Sale of Equity			$ 6,800,000
Maxim | Over-Allotment Option
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues			$ 700,000
May 27, 2026
Class of Warrant or Right [Line Items]
Warrant, Outstanding | shares	224,000		224,000	224,000
Exercise Price of Warrants | $ / shares				$ 1.375